Related Party Transactions (Details Narrative) (10-K) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 02, 2018	Apr. 30, 2005	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Oct. 02, 2016
Black Mountain Botanicals [Member]
Payment to related parties				$ 45,600	$ 31,674
Credit card charges				60,391	151,084
Remitted credit card charges				$ 59,626	146,611
Transaction fee percentage				3.00%
CEO [Member] | Minimum [Member]
Payment to related parties				$ 50,000
CEO [Member] | Maximum [Member]
Payment to related parties				500,000
Todd Davis [Member]
Accrued salary						$ 1,072,185
Debt interest rate						8.00%
Conversion price per share						$ 0.026
Debt instrument face amount				1,072,185	1,072,185
Accrued interest				327,484	241,709
Employment Agreement [Member] | Dustin Sullivan [Member]
Annual salary	$ 150,000
Stock issued during the period, shares	519,568
Stock issued during the period	$ 41,667
Employment Agreement [Member] | Todd Davis [Member]
Annual salary		$ 156,000
Consulting Agreement [Member] | Rayne Forecast, Inc. [Member]
Payables to related party				$ 141,883	150,000
Stock issued during the period, shares				6,375,303
Related party expenses				$ 48,296	$ 216,874
Consulting Agreement [Member] | Minimum [Member]
Annual salary			$ 50,000
Consulting Agreement [Member] | Maximum [Member]
Annual salary			$ 500,000